UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

Item 1. Schedule of Investments.

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 17.6%
	ENERGY – 15.1%
$5,275,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/2022[1,2]	$5,367,313
	Kinder Morgan, Inc.
700,000	7.800%, 8/1/2031	892,834
1,375,000	7.750%, 1/15/2032	1,741,554
8,325,000	Midcontinent Express Pipeline LLC 6.700%, 9/15/2019[2]	8,907,750
650,000	NGPL PipeCo LLC 7.768%, 12/15/2037[2]	736,125
7,200,000	ONEOK, Inc. 7.500%, 9/1/2023[1]	8,550,000
5,725,000	PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 2/15/2020[1]	5,853,812
5,350,000	QEP Resources, Inc. 6.875%, 3/1/2021	5,657,625
6,150,000	Rockies Express Pipeline LLC 5.625%, 4/15/2020[2]	6,488,250
	Rose Rock Midstream LP / Rose Rock Finance Corp.
1,450,000	5.625%, 7/15/2022[1]	1,424,625
3,010,000	5.625%, 11/15/2023[1]	2,934,750
4,925,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.750%, 3/15/2024[1]	5,380,563
5,925,000	Western Refining, Inc. 6.250%, 4/1/2021[1]	6,124,969
5,575,000	Williams Cos., Inc. 8.750%, 3/15/2032	7,156,906
		67,217,076
	INDUSTRIAL – 2.5%
10,835,000	Teekay Corp. 8.500%, 1/15/2020[3]	10,835,000

	TOTAL CORPORATE BONDS (Cost $72,575,921)	78,052,076

Number of Shares

	COMMON STOCKS – 50.9%
	ENERGY – 46.7%
1,407,509	Enbridge Energy Management LLC	24,490,662
420,936	Enbridge, Inc.[3]	17,616,170
1,445,692	EnLink Midstream LLC	27,757,286
157,660	EQT Corp.	9,442,257
799,970	Kinder Morgan, Inc.	17,047,361
135,738	NextEra Energy Partners LP	4,178,016
445,346	ONEOK, Inc.	24,070,951

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
452,941	Pattern Energy Group, Inc. - Class A	$9,416,643
809,491	Tallgrass Energy GP LP - Class A	22,997,639
507,901	Targa Resources Corp.	28,696,407
765,516	Williams Cos., Inc.	21,694,723
		207,408,115
	INDUSTRIAL – 2.0%
1,733,152	Teekay Offshore Partners LP3	8,856,407

	UTILITIES – 2.2%
560,477	NRG Yield, Inc. - Class C	9,752,300

	TOTAL COMMON STOCKS (Cost $245,020,427)	226,016,822

	MASTER LIMITED PARTNERSHIPS – 24.0%
	ENERGY – 23.6%
237,284	Buckeye Partners LP	16,353,613
694,998	DCP Midstream LP	27,243,922
615,344	Enable Midstream Partners LP	10,042,414
576,822	Energy Transfer Partners LP	21,809,640
590,169	MPLX LP	21,960,189
120,373	TC PipeLines LP	7,349,975
		104,759,753
	INDUSTRIAL – 0.4%
165,549	USD Partners LP	2,143,859

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $91,867,155)	106,903,612

	PREFERRED STOCKS – 4.8%
	ENERGY – 4.8%
438,500	Anadarko Petroleum Corp. 7.500%, 6/7/2018[4]	19,252,343
41,975	Kinder Morgan, Inc. 9.750%, 10/26/2018[4]	2,041,034
		21,293,377
	TOTAL PREFERRED STOCKS (Cost $15,438,575)	21,293,377

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2017 (Unaudited)

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS – 0.1%
	PUT OPTIONS – 0.1%
	SPDR S&P 500 ETF Trust
1,550	Exercise Price: $223, Expiration Date: May 20, 2017	$354,950

	TOTAL PUT OPTIONS (Cost $372,713)	354,950

Number of Shares

	SHORT-TERM INVESTMENTS – 2.5%
11,024,593	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.37%[5]	11,024,593

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,024,593)	11,024,593

	TOTAL INVESTMENTS – 99.9% (Cost $436,299,383)	443,645,430
	Other Assets in Excess of Liabilities – 0.1%	472,947

	TOTAL NET ASSETS – 100.0%	$444,118,377

LLC – Limited Liability Company
LP – Limited Partnership

[1]	Callable.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $21,499,438.

[3]	Foreign security denominated in U.S. Dollars.
[4]	Convertible security.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Energy Infrastructure Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is current income and long-term capital appreciation. The Fund commenced investment operations on September 9, 2010.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946
“Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2017 (Unaudited)

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 3 – Federal Income Taxes
At February 28, 2017, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$424,898,972

Gross unrealized appreciation	$68,870,393
Gross unrealized depreciation	(50,123,935)

Net unrealized appreciation on investments	$18,746,458

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2017 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, options, and timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund’s assets carried at fair value:

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2017 (Unaudited)

	Level 1	Level 2	Level 3*	Total
Investments
Corporate Bonds
Energy	$-	$67,217,076	$-	$67,217,076
Industrial	-	10,835,000	-	10,835,000
Common Stocks
Energy	207,408,115	-	-	207,408,115
Industrial	8,856,407	-	-	8,856,407
Utilities	9,752,300	-	-	9,752,300
Master Limited Partnerships
Energy	104,759,753	-	-	104,759,753
Industrial	2,143,859	-	-	2,143,859
Preferred Stocks
Energy	21,293,377	-	-	21,293,377
Purchased Options Contracts	354,950	-	-	354,950
Short-Term Investments	11,024,593	-	-	11,024,593
Total Investments	$365,593,354	$78,052,076	$-	$443,645,430

*	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 17.0%
	ENERGY – 14.8%
$11,350,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/2022[1,2]	$11,548,625
	Kinder Morgan, Inc.
1,500,000	7.800%, 8/1/2031	1,913,216
2,925,000	7.750%, 1/15/2032	3,704,761
16,812,000	Midcontinent Express Pipeline LLC 6.700%, 9/15/2019[2]	17,988,840
1,350,000	NGPL PipeCo LLC 7.768%, 12/15/2037[2]	1,528,875
13,650,000	ONEOK, Inc. 7.500%, 9/1/2023[1]	16,209,375
12,325,000	PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 2/15/2020[1]	12,602,312
10,475,000	QEP Resources, Inc. 6.875%, 3/1/2021	11,077,312
14,850,000	Rockies Express Pipeline LLC 5.625%, 4/15/2020[2]	15,666,750
	Rose Rock Midstream LP / Rose Rock Finance Corp.
2,900,000	5.625%, 7/15/2022[1]	2,849,250
6,140,000	5.625%, 11/15/2023[1]	5,986,500
8,825,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.750%, 3/15/2024[1]	9,641,313
15,585,000	Western Refining, Inc. 6.250%, 4/1/2021[1]	16,110,994
11,550,000	Williams Cos., Inc. 8.750%, 3/15/2032	14,827,312
		141,655,435
	INDUSTRIAL – 2.2%
21,265,000	Teekay Corp. 8.500%, 1/15/2020[3]	21,265,000

	TOTAL CORPORATE BONDS (Cost $152,926,963)	162,920,435

Number of Shares

	COMMON STOCKS – 50.3%
	ENERGY – 46.0%
2,968,320	Enbridge Energy Management LLC	51,648,763
901,858	Enbridge, Inc.[3]	37,742,757
2,845,586	EnLink Midstream LLC	54,635,251
380,820	EQT Corp.	22,807,310
1,755,313	Kinder Morgan, Inc.	37,405,720
357,477	NextEra Energy Partners LP	11,003,142
908,959	ONEOK, Inc.	49,129,234

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
1,082,325	Pattern Energy Group, Inc. - Class A	$22,501,537
1,707,142	Tallgrass Energy GP LP - Class A	48,499,904
1,036,634	Targa Resources Corp.	58,569,821
1,615,582	Williams Cos., Inc.	45,785,594
		439,729,033
	INDUSTRIAL – 2.0%
3,658,022	Teekay Offshore Partners LP3	18,692,492

	UTILITIES – 2.3%
1,258,312	NRG Yield, Inc. - Class C	21,894,629

	TOTAL COMMON STOCKS (Cost $460,144,105)	480,316,154

	MASTER LIMITED PARTNERSHIPS – 23.9%
	ENERGY – 23.4%
541,470	Buckeye Partners LP	37,318,112
1,418,502	DCP Midstream LP	55,605,279
1,355,990	Enable Midstream Partners LP	22,129,757
1,235,840	Energy Transfer Partners LP	46,727,110
1,244,610	MPLX LP	46,311,938
253,860	TC PipeLines LP	15,500,692
		223,592,888
	INDUSTRIAL – 0.5%
337,905	USD Partners LP	4,375,870

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $200,509,120)	227,968,758

	PREFERRED STOCKS – 4.4%

	ENERGY – 4.4%
894,990	Anadarko Petroleum Corp. 7.500%, 6/7/2018[4]	39,294,536
66,925	Kinder Morgan, Inc. 9.750%, 10/26/2018[4]	3,254,228
		42,548,764
	TOTAL PREFERRED STOCKS (Cost $33,174,498)	42,548,764

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2017 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS – 0.1%
	PUT OPTIONS – 0.1%
	SPDR S&P 500 ETF Trust
3,310	Exercise Price: $223, Expiration Date: May 19, 2017	$757,990

	TOTAL PUT OPTIONS (Cost $795,923)	757,990

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $795,923)	757,990

Number of Shares

	SHORT-TERM INVESTMENTS – 4.7%
44,761,590	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.37%[5]	44,761,590

	TOTAL SHORT-TERM INVESTMENTS (Cost $44,761,590)	44,761,590

	TOTAL INVESTMENTS – 100.4% (Cost $892,312,199)	959,273,691
	Liabilities in Excess of Other Assets – (0.4)%	(3,803,072)

	TOTAL NET ASSETS – 100.0%	$955,470,619

LLC – Limited Liability Company
LP – Limited Partnership

[1]	Callable.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $46,733,090.

[3]	Foreign security denominated in U.S. Dollars.
[4]	Convertible security.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Energy Income Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund primarily seeks current income and secondarily seeks long-term capital appreciation. The Fund offers three classes of shares, Class A, Class C and Class I. Class A shares commenced investment operations on May 18, 2011. Class C shares commenced investment operations on April 2, 2012. Class I shares commenced investment operations on December 27, 2010.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2017 (Unaudited)

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio was broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 3 – Federal Income Taxes
At February 28, 2017, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$874,948,280

Gross unrealized appreciation	$152,856,714
Gross unrealized depreciation	(68,531,303)

Net unrealized appreciation	$84,325,411

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2017 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, and timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund’s assets carried at fair value:

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2017 (Unaudited)

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Corporate Bonds
Energy	$-	$141,655,435	$-	$141,655,435
Industrial	-	21,265,000	-	21,265,000
Common Stocks
Energy	439,729,033	-	-	439,729,033
Industrial	18,692,492	-	-	18,692,492
Utilities	21,894,629	-	-	21,894,629
Master Limited Partnerships
Energy	223,592,888	-	-	223,592,888
Industrial	4,375,870	-	-	4,375,870
Preferred Stocks
Energy	42,548,764	-	-	42,548,764
Purchased Options Contracts	757,990	-	-	757,990
Short-Term Investments	44,761,590	-	-	44,761,590
Total Assets	$796,353,256	$162,920,435	$-	$959,273,691

*	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Advisory Research MLP & Equity Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 73.8%
	ENERGY – 66.4%
49,040	Enbridge Energy Management LLC	$853,298
28,038	Enbridge, Inc.[1]	1,173,403
68,450	EnLink Midstream LLC	1,314,240
11,720	EQT Corp.	701,911
33,423	Kinder Morgan, Inc.	712,244
22,058	NextEra Energy Partners LP	678,945
19,515	ONEOK, Inc.	1,054,786
30,917	Pattern Energy Group, Inc. - Class A	642,764
25,153	Tallgrass Energy GP LP - Class A	714,597
20,737	Targa Resources Corp.	1,171,641
28,886	Williams Cos., Inc.	818,629
		9,836,458
	INDUSTRIAL – 3.1%
90,355	Teekay Offshore Partners LP1	461,714

	UTILITIES – 4.3%
36,099	NRG Yield, Inc. - Class C	628,123

	TOTAL COMMON STOCKS (Cost $9,309,349)	10,926,295

	MASTER LIMITED PARTNERSHIPS – 24.1%
	ENERGY – 20.4%
6,158	Buckeye Partners LP	424,409
14,612	DCP Midstream LP	572,791
31,448	Enable Midstream Partners LP	513,231
27,046	EnLink Midstream Partners LP	506,301
15,581	MPLX LP	579,769
7,604	Tesoro Logistics LP	428,181
		3,024,682
	UTILITIES – 3.7%
12,000	Western Gas Equity Partners LP	550,200

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,690,435)	3,574,882

	SHORT-TERM INVESTMENTS – 3.0%
444,775	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.37%[2]	444,775

	TOTAL SHORT-TERM INVESTMENTS (Cost $444,775)	444,775

	TOTAL INVESTMENTS – 100.9% (Cost $12,444,559)	14,945,952
	Liabilities in Excess of Other Assets – (0.9)%	(128,542)

	TOTAL NET ASSETS – 100.0%	$14,817,410

Advisory Research MLP & Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2017 (Unaudited)

LLC – Limited Liability Company
LP – Limited Partnership

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP & Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Equity Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek total return. The Fund offers three classes of shares, Class A, Class C and Class I. All three share classes commenced investment operations on August 31, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946
“Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

Advisory Research MLP & Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2017 (Unaudited)

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

Note 4 – Federal Income Taxes
At February 28, 2017, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$12,188,659

Gross unrealized appreciation	$3,327,045
Gross unrealized depreciation	(569,752)

Net unrealized appreciation on investments	$2,757,293

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, options, and timing differences in recognizing certain gains and losses in security transactions.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Advisory Research MLP & Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2017 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$10,926,295	$-	$-	$10,926,295
Master Limited Partnerships*	3,574,882	-	-	3,574,882
Short-Term Investments	444,775	-	-	444,775
Total Investments	$14,945,952	$-	$-	$14,945,952

*
All common stocks and master limited partnerships held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	4/28/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	4/28/17

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/28/17